Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation
10. Stock-Based Compensation
2020 Equity Incentive Plan
The Company’s 2020 Plan was established for granting stock incentive awards to directors, officers, employees and consultants to the Company.
Stock Options
During the nine months ended September 30, 2022, the Company granted 160,000 options to purchase its common stock to each of the members of its board of directors with a strike price of $0.81 per share and an aggregate grant date fair value of $82,492. The options will cliff vest on the sooner to occur of one year from the June 24, 2022 grant date or the day prior to the 2023 annual meeting. On September 1, 2022, 40,000 of the 160,000 options were forfeited in connection with the resignation of a board member. The Company reversed prior stock compensation expense of $339 in connection with the forfeiture.
During the nine months ended September 30, 2022, the Company granted 239,887 options to purchase its common stock to certain employees. The employee grants will vest on each anniversary in equal parts over three years. The weighted average strike price and the aggregate grant date fair value of these options is $1.07 and $165,563, respectively.
During the nine months ended September 30, 2022, 29,322 employee options were forfeited in connection with termination of employment. The Company reversed $8,399 of prior stock compensation expense in connection with this forfeiture.
In addition, on September 1, 2022, the Company awarded an initial grant of 60,000 options to purchase common stock to a new member of the board of directors. This award will vest 50% on each of the first two anniversaries of the award. The strike price and fair value of this award is $0.95 and $37,225, respectively.
During the nine months ended September 30, 2021, the Company granted 68,628 options to purchase common stock to its scientific advisory board members with a strike price of $6.82 per share, vesting immediately, with an aggregate grant date fair value of $259,674.
On June 25, 2021, the Company granted a total of 90,708 options to members of its board of directors with a strike price of $2.92 per share, vesting one year from the date of the grant, with an aggregate grant date fair value of $160,000.
On August 16, 2021, the Company granted 27,240 employee stock options with a strike price of $1.79 per share, vesting in three equal annual installments commencing on the first anniversary of the grant date, with a grant date fair value of $50,000.
Stock-Based Compensation Expense
The following table summarizes the stock-based compensation expense for stock options granted to employees and non-employees:

	Nine Months Ended September 30,
	2022	2021
Research and development	$98,722	$592,966
Selling, general and administrative	259,062	673,060

Total stock-based compensation expense	$357,784	$1,266,026

6. Stock-Based Compensation
2020 Equity Incentive Plan
On July 21, 2020, the Company’s board of directors and its stockholders approved the 2020 Equity Incentive Plan (the “2020 Plan”). The 2020 Plan became effective immediately prior to the closing of the Company’s December 2020 IPO. The 2020 Plan provides for the granting of incentive stock options, nonqualified stock options, stock appreciation rights, restricted stock or restricted stock units to any of its employees, directors, consultants and other service providers or those of its affiliates. The board of directors has initially designated the compensation committee to administer the 2020 Plan. The compensation committee has broad authority to administer the plan and to determine the vesting conditions for awards. Neither the compensation committee nor the board of directors are authorized to reprice outstanding options or stock appreciation rights without shareholder consent. In addition, any amendments to increase the total number of shares reserved for issuance under the 2020 Plan or modification of the classes of participants eligible to awards requires ratification by the stockholders. Subject to certain adjustments, the maximum number of shares of common stock that may be issued under the 2020 Plan in connection with awards is limited to 8,650,000 shares.
Following the effectiveness of the 2020 Plan, the Company ceased making grants under the 2011 Plan. However, the 2011 Plan continues to govern the terms and conditions of the outstanding awards granted under the 2011 Plan. Shares of common stock subject to awards granted under the 2011 Plan that cease to be subject to such awards by forfeiture or otherwise after the effective date of the 2020 Plan will become available for issuance under the 2020 Plan.
2011 Equity Incentive Plan
Prior to the closing of its IPO, the Company maintained the 2011 Plan, pursuant to which the Company made grants of non-qualified
stock options to eligible employees and other service providers.

Stock Options
During the years ended December 31, 2021 and 2020, the Company granted options with an aggregate fair value of $484,669 and $1,466,644, respectively, which are being amortized to expense over the vesting period of the options as the services are being provided.
The following is a summary of option activity under the 2011 Plan and the 2020 Plan:

	Number of Shares	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (In Years)
Outstanding at December 31, 2019	3,369,144	$1.75	7.78
Granted	227,300	10.00	6.98
Exercised	—	—	—
Forfeited	—	—	—
Cancelled	—	—	—

Outstanding at December 31, 2020	3,596,444	2.27	7.73
Granted	215,898	3.88	6.40
Exercised	(112,268)	0.70	—
Forfeited	(40,708)	0.38	—
Cancelled	—	—	—

Outstanding at December 31, 2021	3,659,366	2.43	6.99

Exercisable at December 31, 2021	3,378,761	2.13	7.05

As of December 31, 2021, the intrinsic value of options outstanding was $2.0 million and 100% of the intrinsic value of options was exercisable. Intrinsic value is calculated based on the aggregate difference between the closing price of the Company’s common stock on the last trading day of 2021 and the exercise price of each in the money stock option award.
There were no options to purchase stock that vest upon the achievement of performance conditions at December 31, 2021.
The weighted-average fair values of options granted in the years ended December 31, 2021 and 2020 were $2.24 and $6.45, per share, respectively, and were calculated using the following estimated assumptions:

	Year ended December 31,
	2021	2020
Weighted-average risk-free interest rate	0.59%	0.32%
Expected dividend yield	0.00%	0.00%
Expected volatility	82.22%	87.63%
Expected terms	3.97 years	4.44 years
The total fair values of stock options that vested during the years ended December 31, 2021 and 2020 were $1,150,320 and $573,695, respectively.
As of December 31, 2021, there was $1,141,314 of total unrecognized compensation cost related to non-vested
stock options granted under the 2011 Plan and the 2020 Plan. The Company expects to recognize that cost over a remaining weighted-average period of 1.64 years as of December 31, 2021.
Restricted Stock Units
During the years ended December 31, 2021 and 2020, there were no
restricted stock units issued or outstanding.
Stock-Based Compensation Expense
The following table summarizes the stock-based compensation expense for stock options granted to employees and non-employees:

	Year ended December 31,
	2021	2020
Research and development	$665,834	$261,492
Selling, general and administrative	866,042	312,203

Total stock-based compensation expense	$1,531,876	$573,695